Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
At March 31, 2019 and December 31, 2018, the fair values of the Company’s derivative instruments were as follows:

	March 31, 2019		December 31, 2018
(in thousands)	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Interest rate swaps designated as cash flow hedges	$—	$—	$9,386	$283
Interest rate swaps not designated as hedging instruments:
Customers	4,815	—	1,420	—
Third party broker	—	4,815	—	1,420
	4,815	4,815	1,420	1,420
Interest rate caps not designated as hedging instruments:
Customers	—	176	—	685
Third party broker	176	—	685	—
	176	176	685	685
	$4,991	$4,991	$11,491	$2,388

At December 31, 2018 and 2017 the fair value of the Company’s derivative instruments was as follows:

	December 31, 2018		December 31, 2017
(in thousands)	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Interest rate swaps designated as cash flow hedges	$9,386	$283	$5,462	$—
Interest rate swaps not designated as hedging instruments:
Customers	1,420	—	1,375	—
Third party broker	—	1,420	—	1,375
	1,420	1,420	1,375	1,375
Interest rate caps not designated as hedging instruments:
Customers	—	685	—	195
Third party broker	685	—	195	—
	685	685	195	195
	$11,491	$2,388	$7,032	$1,570